Condensed Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 143,624	$ 97,127	$ 260,575	$ 188,210
Time charter, voyage and logistics business expenses	(36,841)	(42,710)	(75,168)	(89,354)
Direct vessel expenses	(29,232)	(26,007)	(55,147)	(50,738)
General and administrative expenses	(8,544)	(8,836)	(15,363)	(15,798)
Depreciation and amortization	(15,988)	(18,012)	(32,254)	(36,088)
Interest expense and finance cost, net	(36,170)	(31,418)	(72,370)	(63,061)
Impairment loss/ loss on sale of vessels, net	(5,406)	(8,967)	(25,861)	(20,215)
Gain on bond extinguishment	1,873	0	1,873	11,204
Other expense, net	(1,022)	(1,593)	(1,246)	(3,154)
Impairment of loan receivable from affiliate company	0	0	0	(6,050)
Income/ (loss) before equity in net earnings of affiliate companies	12,294	(40,416)	(14,961)	(85,044)
Equity in net earnings of affiliate companies	12,854	9,445	40,594	3,308
Income/ (loss) before taxes	25,148	(30,971)	25,633	(81,736)
Income tax (expense)/ benefit	(603)	34	226	73
Net income/ (loss)	24,545	(30,937)	25,859	(81,663)
Less: Net loss/ (income) attributable to the noncontrolling interest	391	(4,334)	(760)	(6,883)
Net income/ (loss) attributable to Navios Holdings common stockholders	24,936	(35,271)	25,099	(88,546)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,578)
Income/ (loss) attributable to Navios Holdings common stockholders, basic and diluted	$ 23,652	$ (36,555)	$ 22,538	$ (90,958)
Basic earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 1.80	$ (2.83)	$ 1.72	$ (7.06)
Weighted average number of shares, basic	13,127,208	12,901,880	13,120,335	12,882,235
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	$ 1.75	$ (2.83)	$ 1.67	$ (7.06)
Weighted average number of shares, diluted	13,511,627	12,901,880	13,508,382	12,882,235